Other income and expenses (Tables)	12 Months Ended
Dec. 31, 2022
Other income and expenses
Other Operating Income
	2022		2021		2020
	ARS 000		ARS 000		ARS 000

Interest earned from customers	6,652,029	(1)	7,033,279	(1)	9,136,975	(1)
Foreign exchange difference, net	27,321,040	(2)	13,401,746	(2)	32,202,239	(2)
Insurance recovery	1,340,565		-		-
Recovery related to discount of tax credits	262,851		461,132		-
Income from sale of property, plant and equipment	19,895		204,872		-
Net recovery related to the provision for lawsuits and claims	61,722		-		-
Net recovery related to the allowance for doubtful accounts	556		-		-
Others	254,851		168,557		113,748
	35,913,509		21,269,586		41,452,962

Other Operating Expenses
	2022	2021	2020
	ARS 000	ARS 000	ARS 000

Impairment of material and spare parts	(512,183)	(80,557)	(126,240)
Net charge related to the provision for lawsuits and claims	-	(109,905)	(24,620)
Net charge related to the allowance for doubtful accounts	-	(1,383)	(7,227)
Trade and tax interests	-	(1,216,353)	(1,097,073)
Charge related to discount of tax credits	-	-	(88,777)
Others	(89,968)	(165,020)	-
	(602,151)	(1,573,218)	(1,343,937)

Finance Income
	2022	2021	2020
	ARS 000	ARS 000	ARS 000

Interest earned	551,847	75,701	378,375
Net income on financial assets at fair value through profit or loss (1)	22,468,050	2,705,880	14,792,662
Interest rate swap income	2,518,304	1,002,563	-
	25,538,201	3,784,144	15,171,037

Finance Expenses
	2022	2021	2020
	ARS 000	ARS 000	ARS 000

Interest on loans	(6,309,590)	(9,176,939)	(10,711,550)
Foreign exchange differences	(36,340,863)	(24,082,386)	(50,921,022)
Bank commissions for loans and others	(802,383)	(1,442,334)	(1,526,216)
Others	(249)	(1,146)	(2,400,149)
	(43,453,085)	(34,702,805)	(65,558,937)